SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2023, 2022 and 2021 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
Net Sales by Segment	2023	Net Sales	2022	Net Sales	2021	Net Sales
	(in thousands, except percentages)
Equipment	$4,594	29%	$2,284	16%	$2,323	15%
Services	11,159	71%	11,768	84%	13,598	85%
Total	$15,753	100%	$14,052	100%	$15,921	100%

	Years Ended December 31,
		Gross Profit		Gross Profit		Gross Profit
Gross profit (loss) by Segment	2023	%	2022	%	2021	%
	(in thousands, except percentages)
Equipment	$928	20%	$(618)	(27)%	$(4,358)	(188)%
Services	3,462	31%	3,285	28%	3,283	24%
Total	$4,390	28%	$2,667	19%	$(1,075)	(7)%

	Years ended December 31,
Segment income (loss) and Loss before income taxes	2023	2022	2021
	(in thousands)
Equipment	$(4,666)	$(6,452)	$(12,868)
Services	3,462	3,285	3,283
Total segment loss	(1,204)	(3,167)	(9,585)
General and corporate	(1,373)	228	7,051
Loss before income taxes	$(2,577)	$(2,939)	$(2,534)

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2023	Sales	2022	Sales	2021	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,577	16%	$1,735	12%	$1,858	11%
India	8,268	53%	7,152	51%	8,221	52%
Japan	4,908	31%	5,165	37%	5,842	37%
Total	$15,753	100%	$14,052	100%	$15,921	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2023	2022
	(in thousands)
China	$603	$578
Other	7	26
Total long-lived assets	$610	$604